Offerings	Apr. 07, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 84,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,607.31
Offering Note	This registration statement also relates to such additional shares of Common Stock as may be issued in connection with a stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of Common Stock, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”).

Includes the offering price of any additional shares of Common Stock that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 162,605,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,455.84
Offering Note	This registration statement also relates to such additional shares of Common Stock as may be issued in connection with a stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of Common Stock, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”).

Consists of 16,260,560 shares of Common Stock registered for resale by certain of the selling stockholders named in this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 108,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,928.61
Offering Note	This registration statement also relates to such additional shares of Common Stock as may be issued in connection with a stock split, stock dividend, recapitalization, or similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of Common Stock, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”).

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g). Based on the exercise price of the private placement warrants held by certain selling stockholders.